Schedule of Investments

March 31, 2023 (Unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 60.3%

Communication Services - 2.5%
Alphabet, Inc. - Class C (2)	58,684	6,103,136
COMCAST CORP NEW CL A	63,162	2,394,471
IDT CORPORATION (2)	14,530	495,182
LIBERTY TRIPADVISOR HOLDINGS INC. (A) (2)	8,364	7,185
META PLATFORMS INC (2)	14,993	3,177,616
TELEPHONE & DATA SYS INC DEL NEW	3,121	32,802
T-MOBILE US INC (2)	28,695	4,156,184
VERIZON COMMUNICATIONS INC	802	31,190

		16,397,766

Consumer Discretionary - 8.7%
BEST BUY CO INC	30,646	2,398,662
BLOOMIN' BRANDS INC	6,401	164,186
BOOKING HOLDINGS INC (2)	1,746	4,631,108
BORG WARNER INC	32,732	1,607,469
BURLINGTON STORES INC (2)	5,795	1,171,170
CAVCO INDUSTIRES INC (2)	160	50,838
DANA INCORPORATED	3,684	55,444
DECKERS OUTDOOR CORP (2)	1,818	817,282
DR HORTON INC	28,820	2,815,426
EXPEDIA GROUP INC (2)	24,820	2,408,285
FRONTDOOR INC (2)	3,994	111,353
GARMIN LIMITED	21,534	2,173,211
GENTEX CORP	3,507	98,301
GRAND CANYON EDUCATION INC (2)	15,214	1,732,875
HOME DEPOT INC	15,044	4,439,785
LA Z BOY INC	288	8,375
LEAR CORPORATION	133	18,552
LENNAR CORP	30,733	3,230,346
LKQ CORPORATION	19,003	1,078,610
LULULEMON ATHLETICA INC (2)	6,513	2,371,969
M/I HOMES INC (2)	16,719	1,054,802
MasterCraft Boat Holdings, Inc. (2)	1,033	31,434
MDC HOLDINGS INC	123	4,781
MERITAGE HOMES CORPORATION	2,823	329,613
MOHAWK INDS INC (2)	15,946	1,598,108
NIKE INC	26,606	3,262,960
NVR INC (2)	102	568,363
O'REILLY AUTOMOTIVE INC (2)	2,583	2,192,915
PATRICK INDS INC	375	25,804
PETCO HEALTH AND WELLNESS COMPANY, INC (2)	4,738	42,642
PULTEGROUP INC	10,151	591,600
PVH CORPORATION	7,415	661,121
RED ROCK RESORTS INC. (A)	177	7,889
ROSS STORES INC	8,354	886,610
SKYLINE CHAMPION CORPORATION (2)	26,489	1,992,767
SLEEP NUMBER CORP (2)	13,564	412,481
TAPESTRY INC	6,717	289,570
TEMPUR SEALY INTERNATIONAL INC	10,750	424,518
THE ONE GROUP HOSPITALITY, INC (2)	3,356	27,184
TJX COMPANIES INC	43,368	3,398,316
TOLL BROS INC	11,296	678,099
Town Sports International (2)(5)	4,613	0
TRACTOR SUPPLY CO	2,478	582,429
TUPPERWARE BRANDS CORP (2)	19,775	49,438

Ulta Beauty, Inc. (2)	6,576	3,588,326
YUM BRANDS INC	23,744	3,136,108

		57,221,125

Consumer Staples - 1.5%
ARCHER DANIELS MIDLAND CO	26,252	2,091,234
BUNGE LTD	8,678	828,923
COCA COLA CO	10,279	637,606
COCA-COLA CONSOLIDATED INC	16	8,561
FLOWERS FOODS INC NEW	1,313	35,989
INGREDION INC	2,908	295,831
KIMBERLY CLARK CORP	8,140	1,092,551
KROGER CO	953	47,050
MEDIFAST INC	1,206	125,026
MOLSON COORS BEVERAGE COMPANY	2,574	133,024
PEPSICO INC	25,153	4,585,392
PILGRIMS PRIDE CORP (2)	934	21,650

		9,902,837

Energy - 5.0%
ANTERO MIDSTREAM CORPORATION	784	8,224
APA CORPORATION	9,056	326,559
ARCH RESOURCES INC	194	25,503
Berry Corporation (bry)	2,368	18,589
BRISTOW GROUP INC (2)	2,574	57,658
CHEVRON CORP	53,081	8,660,696
CHORD ENERGY CORPORATION	169	22,747
CIVITAS RESOURCES INC	998	68,203
COMSTOCK RESOURCES INC	433	4,672
CONOCOPHILLIPS	26,875	2,666,269
COTERRA ENERGY INC	886	21,742
DELEK US HOLDINGS INC NEW	915	20,999
DEVON ENERGY CORP	1,653	83,658
DIAMONDBACK ENERGY, INC	799	108,001
DORIAN LPG LTD	270	5,384
EOG RESOURCES INC	17,908	2,052,794
EXXON MOBIL CORP	93,248	10,225,576
HF SINCLAIR CORPORATION	1,857	89,842
INTERNATIONAL SEAWAYS INC	155	6,460
KINDER MORGAN INC (DELAWARE)	1,272	22,273
MAGNOLIA OIL & GAS CORPORATION	936	20,480
MARATHON OIL CORP	337	8,075
OCCIDENTAL PETE CORP	8,886	554,753
ONEOK INC NEW	45,385	2,883,763
OVINTIV INC	8,791	317,179
PBF ENERGY INC	416	18,038
PEABODY ENERGY CORP (2)	502	12,851
PHILLIPS 66	27,841	2,822,521
PIONEER NATURAL RESOURCES	421	85,985
PROPETRO HOLDING CORP (2)	746	5,364
REX AMERICAN RES CORP (2)	273	7,805
SANDRIDGE ENERGY INC NEW (2)	406	5,850
SCORPIO TANKERS INC	404	22,749
SM ENERGY CO	1,906	53,673
TEEKAY CORPORATION (2)	3,592	22,199
VALERO ENERGY CORP	12,566	1,754,214
VITAL ENERGY INC (2)	429	19,537
WORLD FUEL SERVICES CORP	243	6,209

		33,117,094

Financials - 6.6%
ALLY FINANCIAL INC	36,997	943,054
AMERICAN EQ INVT LIFE HLDG CO	13,196	481,522
AMERICAN INTL GROUP NEW	8,251	415,520
BANK OF NEW YORK MELLON CORP	21,608	981,868
Berkshire Hathaway Class B (2)	76,350	23,574,590
CHUBB LIMITED	3,213	623,900

CUSTOMERS BANCORP INC (2)	389	7,204
EAST WEST BANCORP INC	24,303	1,348,817
ESSENT GROUP LTD	15,187	608,239
F&G ANNUITIES & LIFE INC	1,684	30,514
FIRST AMERICAN FINANCIAL CORP	14,206	790,706
JACKSON FINANCIAL INC	15,783	590,442
MARSH & MCLENNAN COS INC	19,167	3,192,264
MASTERCARD INCORPORATED	13,993	5,085,196
MEDLEY MANAGEMENT INC (2)(5)	235	0
NEW YORK COMMNTY BANCORP INC	1,237	11,182
NMI HOLDINGS INC (A) (2)	4,033	90,057
NORTHERN TRUST CORP	12,097	1,066,109
OFG BANCORP	257	6,410
SEI INVESTMENTS COMPANY	12,246	704,757
SOUTHSTATE CORPORATION	4,605	328,152
STATE STREET CORP	11,091	839,478
STEWART INFORMATION SVCS CRP	15,866	640,193
SYNCHRONY FINANCIAL	38,982	1,133,597
WALKER & DUNLOP INC	1,771	134,897

		43,628,668

Healthcare - 11.3%
ABBOTT LABS	4,591	464,885
ABBVIE INC	41,126	6,554,251
AMERISOURCEBERGEN CORP	1,541	246,730
AMGEN INC	9,089	2,197,266
BRISTOL-MYERS SQUIBB CO	22,092	1,531,197
CARDINAL HEALTH INC	1,154	87,127
CENTENE CORPORATION (2)	9,825	621,038
CHEMED CORPORATION	33	17,746
CVS HEALTH CORP	16,947	1,259,332
DANAHER CORP	11,796	2,973,064
DEXCOM INC (2)	3,257	378,398
ELEVANCE HEALTH INC	3,885	1,786,362
ELI LILLY & CO	5,799	1,991,493
EMBECTA CORP	990	27,839
ENCOMPASS HEALTH CORPORATION	5,783	312,860
FULGENT GENETICS, INC. (2)	15,857	495,056
GALECTIN THERAPEUTICS INC (2)	3,817	8,016
GILEAD SCIENCE INC	39,703	3,294,158
HUMANA INC	4,020	1,951,549
IDEXX LABORATORIES CORP (2)	1,656	828,132
IMMUNITYBIO, INC. (2)	9,835	17,900
INTUITIVE SURGICAL INC (2)	20,091	5,132,648
JOHNSON AND JOHNSON	62,851	9,741,905
MARAVAI LIFESCIENCES HOLDINGS, INC. (2)	2,206	30,906
MCKESSON CORP	2,971	1,057,825
MERCK & CO INC	40,245	4,281,666
ORGANON & CO	666	15,664
PFIZER INC	62,933	2,567,666
QUEST DIAGNOSTICS INC	4,104	580,634
REGENERON PHARMACEUTICALS INC (2)	2,239	1,839,719
The Cigna Group	6,455	1,649,446
UNITEDHEALTH GROUP INC (DEL)	31,321	14,801,991
VERTEX PHARMACEUTICALS (2)	3,549	1,118,183
VIATRIS INC.	29,587	284,627
VIR BIOTECHNOLOGY, INC. (2)	3,575	83,190
WEST PHARMACEUTICAL SVCS INC	2,576	892,507
ZOETIS INC	20,945	3,486,086

		74,609,062

Industrials - 5.3%
AECOM	208	17,539
AGCO CORP	994	134,389
ALASKA AIR GROUP INC (2)	16,528	693,515
AMETEK INC	422	61,329
APPLIED INDUSTRIAL TECH INC	38	5,401
ARGAN INC	752	30,433

ASTEC INDS INC	198	8,168
BLUELINX HOLDINGS INC (2)	1,082	73,533
BOISE CASCADE COMPANY	11,244	711,183
BUILDERS FIRSTSOURCE INC (2)	14,949	1,327,172
BWX TECHNOLOGIES INC	2,829	178,340
COMFORT SYSTEMS USA INC	140	20,434
COPART INC (2)	76,733	5,771,089
COSTAMARE INC	524	4,931
DELTA AIR LINES INC. (NEW) (2)	7,197	251,319
DOVER CORP	17,343	2,635,095
EATON CORP PLC (IRELAND)	79	13,536
EMCOR GROUP INC	10,061	1,635,818
EMERSON ELECTRIC CO	176	15,337
ENERSYS	912	79,235
GENCO SHIPPING & TRADING LTD	3,389	53,072
GENERAL DYNAMICS CORP	8,669	1,978,352
GRACO INC	98,161	7,166,735
GRAINGER W W INC	1,728	1,190,264
HEIDRICK & STRUGGLES INTL	1,275	38,709
HUBBELL INC	2,476	602,436
KARAT PACKAGING INC.	307	4,092
LOCKHEED MARTIN CORP	1,819	859,896
MANPOWERGROUP	4,915	405,635
MATSON INC	7,463	445,317
MCGRATH RENT CORP	171	15,956
MSC INDUSTRIAL DIRECT CO INC	93	7,812
NORTHROP GRUMMAN CORP	5,298	2,446,193
NVENT ELECTRIC PLC	2,601	111,687
OWENS CORNING INC	1,537	147,245
PAYCHEX INC	3,445	394,763
PRIMORIS SERVICES CORP	2,062	50,849
RAYTHEON TECHNOLOGIES CORPORATION	21,912	2,145,842
REGAL REXNORD CORP	2,864	403,051
REPUBLIC SERVICES INC	77	10,412
RYDER SYS INC	438	39,087
SENSATA TECHNOLOGIES HOLDING PLC	1,049	52,471
SOUTHWEST AIRLINES CO	12,465	405,611
STARTEK INC (2)	2,934	12,117
STERLING INFRASTRUCTURE INC (2)	322	12,197
TRUE BLUE INC (2)	505	8,989
UFP Industries, Inc.	498	39,576
United Airlines Holdings, Inc. (2)	18,521	819,554
UNITED RENTALS INC	2,629	1,040,453
UNIVAR SOLUTIONS INC (2)	845	29,600
VALMONT INDS INC	140	44,699
WASTE MANAGEMENT INC	2,686	438,275

		35,088,743

Information Technology - 17.8%
ADOBE INC. (2)	14,390	5,545,474
ALPHA AND OMEGA SEMICONDUCTOR LIMITED (2)	3,977	107,180
APPLE INC	167,154	27,563,695
APPLIED MATERIALS INC	973	119,514
ARROW ELECTRONICS INC (2)	1,112	138,855
AVNET INC	8,301	375,205
BROADCOM INC	2,059	1,320,931
CIRRUS LOGIC INC (2)	1,233	134,866
CISCO SYSTEMS INC	79,035	4,131,555
COMMVAULT SYSTEMS INC (2)	6,769	384,073
DELL TECHNOLOGIES INC	2,140	86,049
DIGITAL TURBINE INC (2)	19,033	235,248
FABRINET (2)	344	40,853
FIRST SOLAR INC (2)	1,824	396,720
INTUIT INC	8,201	3,656,252
JABIL INC	28,552	2,517,144
LAM RESEARCH CORP	6,907	3,661,539
MICROCHIP TECH INC	26,073	2,184,396
MICROSOFT CORP	98,984	28,537,081
NVIDIA CORP	35,396	9,831,947

ORACLE CORPORATION		30,826	2,864,352
QUALCOMM INC		36,145	4,611,379
QUALYS INC (2)		15,967	2,076,029
SKYWORKS SOLUTIONS INC		38,553	4,548,483
TD SYNNEX CORPORATION		1,315	127,279
TEXAS INSTRUMENTS INC		59,313	11,032,811
VARONIS SYSTEMS INC (2)		33,712	876,849
VISHAY INTERTECHNOLOGY INC		330	7,465
ZEBRA TECH CORP (2)		2,797	889,446

			118,002,670

Materials - 1.3%
ADVANSIX INC		1,479	56,601
AIR PRODUCTS & CHEMICALS INC		60	17,233
ALPHA METALLURGICAL RESOURCES INC		278	43,368
BERRY GLOBAL GROUP INC		15,209	895,810
CF INDUSTRIES HOLDINGS		1,130	81,914
CLEARWATER PAPER CORP (2)		293	9,792
DOW INC		18,186	996,957
EAGLE MATERIALS INC		3,122	458,154
LINDE PLC		14	4,976
LOUISIANA PAC CORP		23,562	1,277,296
LYONDELLBASELL INDUSTRIES NV (A)		16,782	1,575,662
NEWMONT CORPORATION		15,815	775,251
NUCOR CORP		10,262	1,585,171
OLIN CORP		1,955	108,503
RELIANCE STL & ALUMINUM CO (DEL)		239	61,361
RYERSON HOLDING CORP		1,645	59,845
SCHNITZER STEEL INDUSTRIES		1,053	32,748
STEEL DYNAMICS INC		1,532	173,208
SYLVAMO CORPORATION		1,976	91,410
TRONOX HOLDINGS PLC		453	6,514
UNITED STATES STEEL CORP		10,827	282,585
WARRIOR MET COAL INC		619	22,723

			8,617,082

Real Estate Investment Trust - 0.2%
CORENERGY INFRASTRUCTURE TRUST INC REIT		13,458	17,226
LAMAR ADVERTISING COMPANY (A)		1,313	131,156
SIMON PROPERTY GROUP INC NEW		10,751	1,203,789
Spirit MTA REIT Liquidating Trust (2)(5)		9,151	0

			1,352,171

Utilities - 0.1%
CLEARWAY ENERGY INC		1,377	43,141
NRG ENERGY INC		17,821	611,082

			654,223

Total Common Stocks (United States)	(Cost	$323,156,212)	398,591,441

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		2,612	70,811

Total Preferred Stock (United States)	(Cost	$65,288)	70,811

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(5)		7	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(5)		7	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(5)		57	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(5)		28	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		349	3,099
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		122	2,288
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(5)		23	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		128	2,276

Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		63	895

Total Warrants (United States)	(Cost	$8,512)	8,558

Money Market Registered Investment Companies - 38.3%

Meeder Institutional Prime Money Market Fund, 4.88% (3)		252,540,840	252,540,840

Total Money Market Registered Investment Companies	(Cost	$252,431,503)	252,540,840

Total Investments - 98.6%	(Cost	$575,661,515)	651,211,650

Other Assets less Liabilities - 1.4%			9,008,203

Total Net Assets - 100.0%			660,219,853

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		5,647	66,070
Meeder Dynamic Allocation Fund - Retail Class		14,888	179,103
Meeder Muirfield Fund - Retail Class		10,585	89,020
Meeder Conservative Allocation Fund - Retail Class		1,657	35,079

Total Trustee Deferred Compensation	(Cost	$350,580)	369,272

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(153)	6/16/2023	(38,704,410)	(1,483,905)
Mini MSCI EAFE Index Futures	551	6/16/2023	57,758,575	1,577,253
Mini MSCI Emerging Markets Index Futures	244	6/16/2023	12,145,100	417,404
Russell 2000 Mini Index Futures	267	6/16/2023	24,210,225	568,005
Standard & Poors 500 Mini Futures	(524)	6/16/2023	(108,409,050)	(5,850,851)

Total Futures Contracts	385		(52,999,560)	(4,772,094)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

● Level 1 - quoted prices in active markets for identical securities

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$651,211,650	$(4,772,094)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$651,211,650	$(4,772,094)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2023.

(4)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.